Consolidated Balance Sheet (Parenthetical) - $ / shares shares in Millions	Dec. 27, 2014	Dec. 28, 2013
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0167	$ 0.0167
Common stock, authorized	3,600	3,600
Common stock, issued	1,488	1,529
Repurchased common stock, shares	378	337